Asset retirement obligations	12 Months Ended
Dec. 31, 2022
Asset retirement obligations [Abstract]
Asset retirement obligations
12.	Asset retirement obligations

The Company is obligated by various federal and state mining laws and regulations which require the Company to reclaim surface areas and restore underground water quality for certain assets in Texas, Wyoming, Utah and Colorado. These projects must be returned to the pre-existing or background average quality after completion of mining.

Annually, the Company updates these reclamation provisions based on cash flow estimates, and changes in regulatory requirements and settlements. This review may result in an adjustment to the asset retirement obligations in addition to the outstanding liability balance. The Company used an inflation factor of 2.5% per year and a discount rate of 11% in estimating the present value of its future cash flows.

The asset retirement obligations balance consists of:

	December 31, 2022 $	December 31, 2021 $
Kingsville	3,151,875	2,671,295
Rosita	1,298,397	1,198,255
Vasquez	34,274	39,137
Centennial	168,806	168,806
Gas Hills	63,000	63,000
Ticaboo	36,000	36,000
Asset retirement obligations	4,752,352	4,176,493

The asset retirement obligations continuity summary is as follows:

Asset retirement obligation	$
Balance, December 31, 2020	5,239,108

Accretion	400,710
Adjustments	(1,719,943)
Settlement	(11,189)
Additions from Azarga asset acquisition (Note 10)	267,807
Balance, December 31, 2021	4,176,493

Accretion	429,956
Settlement	(11,324)
Adjustments	157,227
Balance, December 31, 2022	4,752,352